Earnings per share and shares outstanding (Tables)	3 Months Ended
Jun. 30, 2019
Earnings Per Share And Shares Outstanding [Line Items]
Disclosure Of Earnings Per Share Explanatory
	As of or for the quarter ended			As of or year-to-date
	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18

Basic earnings (USD million)
Net profit / (loss) attributable to shareholders	1,392	1,141	1,382	2,533	2,948

Diluted earnings (USD million)
Net profit / (loss) attributable to shareholders	1,392	1,141	1,382	2,533	2,948
Less: (profit) / loss on own equity derivative contracts	0	0	(1)	0	(2)
Net profit / (loss) attributable to shareholders for diluted EPS	1,392	1,141	1,381	2,533	2,946

Weighted average shares outstanding
Weighted average shares outstanding for basic EPS[1]	3,694,660,679	3,694,398,974	3,750,246,679	3,694,529,827	3,739,474,111
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	95,817,338	106,745,967	99,757,026	101,297,249	114,179,416
Weighted average shares outstanding for diluted EPS	3,790,478,017	3,801,144,941	3,850,003,705	3,795,827,076	3,853,653,527

Earnings per share (USD)
Basic	0.38	0.31	0.37	0.69	0.79
Diluted	0.37	0.30	0.36	0.67	0.76

Shares outstanding
Shares issued	3,859,055,395	3,858,959,179	3,854,589,552
Treasury shares	199,121,101	145,878,663	125,469,362
Shares outstanding	3,659,934,294	3,713,080,516	3,729,120,190
1 The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.

Number of shares	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18

Potentially dilutive instruments
Employee share-based compensation awards	2,311,369	3,516,195	6,592,571	2,311,369	6,592,571
Other equity derivative contracts	24,952,461	22,528,782	11,499,172	24,927,741	10,774,521
Total	27,263,830	26,044,977	18,091,743	27,239,110	17,367,092